Consolidated Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Healthcare services revenues	$ 2,705,000	$ 2,030,000
Operating expenses
Cost of healthcare services	2,433,000	1,301,000
General and administrative	9,049,000	6,302,000
Depreciation and amortization	122,000	113,000
Total operating expenses	11,604,000	7,716,000
Loss from operations	(8,899,000)	(5,686,000)
Interest and other income	64,000	1,194,000
Interest expense	(2,590,000)	(2,778,000)
Loss on impairment of intangible assets	(88,000)
Loss on exchange of warrants	(4,410,000)	0
Loss on debt extinguishment	(195,000)
Change in fair value of warrant liability	11,665,000	(19,854,000)
Change in fair value of derivative liability	(2,761,000)
Loss from continuing operations before provision for income taxes	(7,214,000)	(27,124,000)
Provision for income taxes	9,000	9,000
Loss from continuing operations	(7,223,000)	(27,133,000)
Loss from discontinued operations, net of income taxes		(213,000)
Net loss	$ (7,223,000)	$ (27,346,000)
Basic and diluted net loss from continuing operations per share: (in dollars per share)	$ (0.18)	$ (1.21)
Basic weighted number of shares outstanding (in shares)	40,372	22,353
Basic and diluted net loss from discontinued operations per share: (in dollars per share)	$ 0	$ (0.01)